Non-cash items (Tables)	12 Months Ended
Aug. 31, 2024
Non-cash Items
Schedule of non-cash items

	For the year ended August 31,
	2024	2023
Depreciation	$2,260	$1,362
Change in fair value of derivative financial instruments (Note 12)	(1,271)	(3,305)
Share-based compensation expense	2,026	2,697
Accretion of provision for reclamation (Note 13)	108	252
Deferred income tax expense (Note 9)	5,218	4,287
Accretion of lease liabilities (Note 11)	3	9
Deferred revenue (Note 10)	(548)	(1,227)
Accretion of deferred revenue (Note 10)	474	454
Foreign exchange gains	275	151
VAT written-off (Note 5)	581	276
Other expenses	-	15
Total non-cash items	$9,126	$4,971